Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 813,177	$ 75,612	$ 38,743
Prepaid expenses		81,914
Deferred offering costs			297,233
Total current assets	813,177	157,526	335,976
Marketable securities held in Trust Account	48,106,123	89,243,362
Total assets	48,919,300	89,400,888	335,976
Current liabilities
Accounts payable and accrued liabilities	1,150,132	395,550	136,558
Income tax payable	557,774	221,665
Franchise tax payable	100,000	200,000
Excise tax payable	436,665
Total current liabilities	3,170,225	946,215	224,758
Warrant liabilities	1,459,691
Deferred underwriting fee payable	2,587,500	2,587,500
Total non-current liabilities	4,047,191	2,587,500
Total liabilities	7,217,416	3,533,715	224,758
Commitments and Contingencies (Note 6)
Redeemable Common Stock
Redeemable common stock, value	47,448,349	89,043,362
Stockholders’ (deficit) equity
Preferred stock, value
Common stock, value	301	301	288
Additional paid in capital			124,712
Accumulated deficit	(5,746,766)	(3,176,490)	(13,782)
Total stockholders’ deficit	(5,746,465)	(3,176,189)	111,218
Total liabilities and stockholders’ deficit	48,919,300	89,400,888	335,976
Related Party
Current liabilities
Notes payable from related party, net of discount	$ 925,654	129,000
Advances from related party		$ 129,000	$ 88,200